Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Geographical Information	Geographical information

Geographical information for 2018, 2019 and 2020 is as follows:

	2018		2019
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
	NT$000	NT$000	NT$000	NT$000
Taiwan	$52,100	$202,724	$58,970	$246,719
Europe	10,224	—	—	—
China	—	11	142,840	—
Others	—	7,482	7,330	19,218
	$62,324	$210,217	$209,140	$265,937

	2020		2020
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
	NT$000	NT$000	US$000	US$000
Taiwan	$39,483	$278,878	$1,406	$9,932
China	56,830	—	2,024	—
Others	5,615	12,895	200	459
	$101,928	$291,773	$3,630	$10,391

Note:	Deferred tax assets and refundable deposits are excluded from non-current assets.

Summary of Sales to Individual Customers Exceeding 10% of Revenue	Major customer information

Details of sales to individual customers exceeding 10% of the Group’s revenue for 2018, 2019 and 2020 are as follows:

	2018	2019
Customer	Revenue	Revenue
	NT$000	NT$000
D	$—	$142,840
A	40,765	45,828
B	11,335	13,142
F	10,224	—

	2020	2020
Customer	Revenue	Revenue
	NT$000	US$000
D	$56,830	$2,024
A	21,396	762
B	18,087	644